Basis of Presentation and Significant Accounting Policies	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

NOTE 1—BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Financial Statements

On November 16, 2012, APX Group, Inc. (“APX”), 2GIG Technologies, Inc. (“2GIG”), and their respective subsidiaries were acquired by an investor group comprised of certain investment funds affiliated with Blackstone Capital Partners VI L.P., and certain co-investors and management investors (collectively, the “Investors”). This stock acquisition was accomplished through certain mergers and related reorganization transactions (collectively, the “Merger”) pursuant to which each of APX and 2GIG, and their respective subsidiaries became indirect wholly-owned subsidiaries of 313 Acquisition LLC, an entity wholly-owned by the Investors.

As a result of the Merger, Vivint, Inc. and its wholly-owned subsidiaries and 2GIG and its wholly-owned subsidiaries collectively became wholly-owned by APX Group, Inc., which is wholly-owned by APX Group Holdings, Inc. (“Holdings”), which is wholly-owned by APX Parent Holdco, Inc., which is wholly owned by 313 Acquisition, LLC. APX Parent Holdco, Inc. and APX Group Holdings, Inc. have no operations and were formed for the purpose of facilitating the Merger.

The Merger, the equity investment by the Investors, entering into our revolving credit facility and $10.0 million of borrowings thereunder, the issuance of the $925,000,000 of 6.375% Senior Secured Notes due 2019 and $380,000,000 of 8.75% Senior Notes due 2020 (See Note 4) and the payment of related fees and expenses are collectively referred to in this prospectus as the “Transactions.”

The accompanying interim unaudited condensed consolidated financial statements included in this prospectus have been prepared by APX Group Holdings, Inc. and subsidiaries (the “Company”) without audit. Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations. The information as of December 31, 2012 included in the unaudited condensed consolidated balance sheets was derived from the Company’s audited consolidated financial statements. The unaudited condensed consolidated financial statements included in this prospectus were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments (all of which are considered of normal recurring nature) considered necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods and dates presented. The results of operations for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

These unaudited condensed consolidated financial statements and notes should be read in conjunction with the Company’s audited consolidated financial statements and related notes for the years ended December 31, 2012 and 2011 set forth in the Company’s prospectus dated September 24, 2013, as filed with the Securities and Exchange Commission (“SEC”) in accordance with Rule 424(b) of the Securities Act of 1933, as amended on September 24, 2013, which is available on the SEC’s website at sec.gov.

The direct-to-home component of the sales cycle for the Company is seasonal in nature. The Company makes investments in the recruitment of the sales force and inventory for the summer sales period prior to each summer season. The sales season generally runs from late April to the end of August each year. The Company experiences increases in subscriber acquisition costs, as well as costs to support the sales force around North America, during this time period.

Basis of Presentation—As a result of the Merger, the unaudited condensed consolidated financial statements are presented on two bases of accounting and are not necessarily comparable: January 1, 2012 through September 30, 2012 (the “Predecessor Period” or “Predecessor” as context requires) and January 1, 2013 through September 30, 2013 (the “Successor Period” or “Successor” as context requires), which relate to the period preceding the Merger and the period succeeding the Merger, respectively. The unaudited condensed consolidated financial statements for the Predecessor Period are presented for APX Group, Inc. and its wholly-owned subsidiaries, including variable interest entities. The unaudited condensed consolidated financial statements for the Successor Period reflect the Merger and are presented for APX Group Holdings, Inc. and its wholly-owned subsidiaries. On April 1, 2013, the Company completed the sale of 2GIG and its subsidiary to Nortek, Inc. (the “2GIG Sale”). Therefore, its results of operations are excluded following the sale. The results of operations of the Successor are not comparable to the results of operations of the Predecessor due to the Merger, the 2GIG Sale and the basis of presentation due to purchase accounting as compared to historical cost in accordance with Accounting Standards Codification (“ASC”) 805 Business Combinations.

The unaudited condensed consolidated financial statements for the Predecessor and Successor include the results of operations of the following entities:

Successor	Predecessor
APX Group Holdings, Inc.	—
APX Group, Inc.	APX Group, Inc.
Vivint, Inc.	Vivint, Inc.
Vivint Canada, Inc.	Vivint Canada, Inc.
ARM Security, Inc.	ARM Security, Inc.
AP AL, LLC	AP AL, LLC
Vivint Purchasing, LLC	Vivint Purchasing, LLC
Vivint Servicing, LLC	Vivint Servicing, LLC
2GIG Technologies, Inc. (a)	2GIG Technologies, Inc.
2GIG Technologies Canada, Inc. (a)	2GIG Technologies Canada, Inc.
313 Aviation, LLC	—
Vivint Louisiana, LLC	—
Vivint New Zealand, Ltd.	—
Vivint Wireless, Inc.	—
Smartrove, Inc.	—
Vivint Australia Pty. Ltd.	—
—	V Solar Holdings, Inc.
—	Vivint Solar, Inc.

(a)	On April 1, 2013, the Company sold 2GIG and its subsidiaries and as a result, its operations are not included in the Company’s results of operations following the sale.

Revenue Recognition—The Company recognizes revenue principally on three types of transactions: (i) monitoring, which includes revenues for monitoring of the Company’s subscriber contracts and certain subscriber contracts that have been sold, (ii) service and other sales, which includes services provided on contracts, contract fulfillment revenue, contract sales, sales of products that are not part of the basic equipment package and revenue from 2GIG, and (iii) activation fees on the Company’s contracts, which are amortized over the expected life of the customer.

Monitoring services for the Company’s subscriber contracts are billed in advance, generally monthly, pursuant to the terms of subscriber contracts and recognized ratably over the service period. Revenue from monitoring contracts that have been sold is recognized monthly as services are provided based on rates negotiated as part of the contract sales. Costs of providing ongoing monitoring services are expensed in the period incurred. Deferred revenue includes payments for monitoring services to be provided in future periods.

Activation fees are charged to a customer when a new account is opened. This revenue is deferred and recognized using a 150% declining balance method over 12 years and converts to a straight-line methodology when the resulting revenue recognition is greater than that from the accelerated method for the remaining estimated life.

Service and other sales revenue is recognized as services are provided or when title to the products and equipment sold transfers to the customer. Contract fulfillment revenue, included in service and other sales, is recognized when payment is received from customers who cancel their contract in-term. Revenue from sales of products that are not part of the basic equipment package is recognized upon delivery of products.

Also included in service and other sales revenue, prior to the date of the 2GIG Sale, was net recurring services revenue, which was based on back-end services, provided by Alarm.com, for all panels sold to distributors and direct-sell dealers and subsequently placed in service at end-user locations. Prior to the 2GIG Sale, the Company received a fixed monthly amount from Alarm.com for each system installed with non-Vivint customers that used the Alarm.com platform.

Revenue from the sale of subscriber contracts is recognized when ownership of the contracts has transferred to the purchaser. Any unamortized deferred revenue and costs related to contract sales are recognized in operating expense at the time of the sale.

Subscriber Contract Costs—A portion of the direct costs of acquiring new subscribers, primarily sales commissions, equipment, and installation costs, are deferred and recognized over a pattern that reflects the estimated life of the subscriber relationships. For both the Successor Period and Predecessor Period, the Company amortizes these costs using a 150% declining balance method over 12 years and converts to a straight-line methodology when the resulting amortization charge is greater than that from the accelerated method for the remaining estimated life. The Company evaluates subscriber account attrition on a periodic basis, utilizing observed attrition rates for the Company’s subscriber contracts and industry information and, when necessary, makes adjustments to the estimated subscriber relationship period and amortization method.

Accounts Receivable—Accounts receivable consist primarily of amounts due from customers for the sale of equipment on credit and recurring monthly monitoring services. The accounts receivable are recorded at invoiced amounts and are non-interest bearing. The gross amount of accounts receivable has been reduced by an allowance for doubtful accounts of $2,560,000 and $2,301,000 at September 30, 2013 and December 31, 2012, respectively. The Company estimates this allowance based on historical collection rates and subscriber attrition rates. When the Company determines that there are accounts receivable that are uncollectible, they are charged off against the allowance for doubtful accounts. As of September 30, 2013 and December 31, 2012, no accounts receivable were classified as held for sale.

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Beginning balance	$2,625	$2,375	$2,301	$1,903
Bad debt expense	2,860	2,776	8,299	6,254
Write-offs and adjustments	(2,925)	(2,476)	(8,040)	(5,482)

Balance at end of period	$2,560	$2,675	$2,560	$2,675

Inventories—Inventories, which comprise home automation and security system equipment and parts, are stated at the lower of cost or market with cost determined under the first-in, first-out (FIFO) method. The Company records an allowance for excess and obsolete inventory based on anticipated obsolescence and usage, along with historical write-offs.

Fair Value Measurement—Assets and liabilities subject to on-going fair value measurement are categorized and disclosed into one of three categories depending on observable or unobservable inputs employed in the measurement. These two types of inputs have created the following fair value hierarchy:

Level 1: Quoted prices in active markets that are accessible at the measurement date for assets and liabilities.

Level 2: Observable prices that are based on inputs not quoted in active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available.

This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value. The Company recognizes transfers between levels of the hierarchy based on the fair values of the respective financial measurements at the end of the reporting period in which the transfer occurred. There were no transfers between levels of the fair value hierarchy during the three and nine months ended September 30, 2013 and the fiscal year 2012.

Goodwill—Goodwill represents the amount by which the total purchase consideration exceeded the fair value of tangible and intangible assets acquired in the Merger and the Smartrove, Inc. (“Smartrove”) acquisition (See Note 2). This goodwill primarily resulted from the expected growth in the business, partly based on historical performance, resulting from the potential to increase recurring monthly revenue to existing customers by offering them additional services and the potential to continue growing the overall subscriber base through the Company’s existing sales channels. Under applicable accounting guidance, the Company is permitted to use a qualitative approach to evaluate goodwill impairment when no indicators of impairment exist and if certain accounting criteria are met. To the extent that indicators exist or the criteria are not met, the Company uses a quantitative approach to evaluate goodwill impairment. Such quantitative impairment assessment is performed using a two-step, fair value based test. The first step requires that the Company compare the estimated fair value of its reporting units to the carrying value of the reporting unit’s net assets, including goodwill. If the fair value of the reporting unit is greater than the carrying value of its net assets, goodwill is not considered to be impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value of its net assets, the Company would be required to complete the second step of the test by analyzing the fair value of its goodwill. If the carrying value of the goodwill exceeds its fair value, an impairment charge is recorded. No goodwill impairment was recognized for the Successor Period.